Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash provided (required) by operating activities of continuing operations:
Net Income	$ 435.7		$ 382.2		$ 184.9
Discontinued operations	30.2		31.8		33.6
Income from continuing operations	465.9		414.0		218.5
Adjustments from income from continuing operations to cash provided (required) by operating activities of continuing operations:
Depreciation and amortization	137.8		126.6		133.6
Equity in (earnings) loss of affiliates	0.3		(2.6)		(2.7)
Restructuring and other charges (income)	38.1		32.4		151.9
Deferred income taxes	57.3		89.8		32.1
Pension and other postretirement benefits	57.1		35.1		39.4
Share-based Compensation	17.4		15.8		14.7
Excess tax benefits from share-based compensation	(9.7)		(7.4)		(56.3)
Changes in operating assets and liabilities, net of effect of acquisitions and divestitures:
Trade receivables, net	(193.7)		(77.9)		(109.9)
Guarantees of vendor financing	12.9		(5.6)		(25.4)
Inventories	(198.0)		(110.5)		(7.9)
Other current assets and other assets	(60.2)		(11.5)		(31.6)
Accounts payable	41.2		24.9		91.1
Accrued and other current liabilities and other liabilities	13.7		2.1		(2.6)
Advance payments from customers	64.1		44.4		15.5
Accrued payroll	4.6		4.2		14.2
Accrued customer rebates	27.4		15.3		33.2
Income taxes	31.3		2.8		59.4
Pension and other postretirement benefit contributions	(77.5)		(67.0)		(105.2)
Environmental spending, continuing, net of recoveries	(7.1)		(12.0)		(8.9)
Restructuring and other spending	(13.0)		(87.3)		(53.4)
Cash provided (required) by operating activities	409.9		425.6		399.7
Cash provided (required) by operating activities of discontinued operations:
Environmental spending, discontinued, net of recoveries	(23.3)		(21.1)		(17.1)
Payments of other discontinued reserves	(26.9)		(23.2)		(28.1)
Cash provided (required) by operating activities of discontinued operations	(50.2)		(44.3)		(45.2)
Cash provided (required) by investing activities:
Capital expenditures	(206.6)		(189.5)		(142.3)
Proceeds from disposal of property, plant and equipment	2.8		1.2		2.6
Acquisitions, net of cash acquired	(143.2)		(148.1)		(7.5)
Investments in nonconsolidated affiliates	(14.2)		(3.2)		0
Other investing activities	(32.4)		(18.4)		(6.8)
Cash provided (required) by investing activities	(393.6)		(358.0)		(154.0)
Cash provided (required) by financing activities:
Net borrowings (repayments) under committed credit facility	130.0		0		0
Increase (decrease) in short-term debt	22.6		9.0		(14.9)
Proceeds from borrowing of long-term debt	5.9		300.2		35.0
Financing fees	0		(8.5)		0
Repayments of long-term debt	(20.4)		(121.3)		(26.0)
Distributions to noncontrolling interests	(15.4)		(12.9)		(11.0)
Dividends paid	(47.8)	[1]	(41.2)	[1]	(36.4)	[1]
Issuances of common stock, net	18.7		11.3		18.1
Excess tax benefits from share-based compensation	9.7		7.4		56.3
Repurchases of common stock under publicly announced program	(144.9)		(165.1)		(135.0)
Other repurchases of common stock	(4.1)		(4.2)		(2.7)
Contingent consideration paid	(2.5)		0		0
Cash provided (required) by financing activities	(48.2)		(25.3)		(116.6)
Effect of exchange rate changes on cash and cash equivalents	0.3		(0.6)		1.0
Increase (decrease) in cash and cash equivalents	(81.8)		(2.6)		84.9
Cash and cash equivalents, beginning of period	158.9		161.5
Cash and cash equivalents, end of period	$ 77.1		$ 158.9		$ 161.5

[1]	See Note 15 regarding quarterly cash dividend.